INCOME TAX EXPENSE - Income tax reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX EXPENSE
Loss before income tax	$ (17,254,962)	$ (79,512,792)	$ (71,476,322)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax credit computed at PRC statutory income tax rate	$ (4,313,740)	$ (19,878,198)	$ (17,869,081)
Impact of PRC preferential income tax rate as qualified TASE	1,725,496	7,951,279	7,147,633
Difference in income tax rates of overseas entities	(1,012,031)	10,560,029	10,549,985
Research and development super-deduction	(693,340)	(1,724,740)	(569,016)
Research and development tax credits	(668,854)	(569,575)
Non-deductible expenses	7,241	3,695	1,054
Foreign derived intangible income deduction	(394,979)	(487,183)
Changes in valuation allowance	7,064,573	4,517,358	2,277,418
State tax	(22,363)	76,127	291,500
Others	(595)	10,263	(127,880)
Income tax expense	$ 1,691,408	$ 459,055	$ 1,701,613